BANK BORROWINGS	12 Months Ended
Dec. 31, 2011
BANK BORROWINGS
BANK BORROWINGS

11.                               BANK BORROWINGS

	As of December 31,
	2010	2011

Short-term loan	$40,000	$—

In December 2010, the Group entered into a loan agreement with Deutsche Bank AG.  The bank loan bears a fixed interest rate of 2% per annum.  The loan was repaid in January 2011.